Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Master Investment Portfolio
Entity Central Index Key	0000915092
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Money Market Master Portfolio
Shareholder Report [Line Items]
Fund Name	Money Market Master Portfolio
Class Name	Money Market Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Money Market Master Portfolio (the “Master Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio included within the BlackRock Cash Funds: Institutional’s additional information at
blackrock.com/fundreports
. You can also request this information by contacting us at
(888) 204-3956
.
Additional Information Phone Number	(888) 204-3956
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Master Portfolio costs for the last six months?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Master Portfolio	$ 4	0.07%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
Net Assets	$ 67,071,900,496
Holdings Count | Holdings	303
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$ 67,071,900,496
Number of Portfolio Holdings	303

Holdings [Text Block]
What did the Master Portfolio invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
Certificates of Deposit	28.7%
Commercial Paper	27.2
Repurchase Agreements	21.2
Time Deposits	17.1
U.S. Treasury Obligations	3.0
Corporate Bonds	0.7
Municipal Bonds	0.6
Other Assets Less Liabilities	1.5

Treasury Money Market Master Portfolio
Shareholder Report [Line Items]
Fund Name	Treasury Money Market Master Portfolio
Class Name	Treasury Money Market Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Treasury Money Market Master Portfolio (the “Master Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio included within the BlackRock Cash Funds: Treasury’s additional information at
blackrock.com/fundreports
. You can also request this information by contacting us at
(888) 204-3956
.
Additional Information Phone Number	(888) 204-3956
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Master Portfolio costs for the last six months?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Treasury Money Market Master Portfolio	$ 4	0.07%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
Net Assets	$ 22,269,628,777
Holdings Count | Holdings	116
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$ 22,269,628,777
Number of Portfolio Holdings	116

Holdings [Text Block]
What did the Master Portfolio invest in?
(as of June 30, 2024)
Portfolio composition
Investment Type	Percent of Net Assets
U.S. Treasury Obligations	52.6%
Repurchase Agreements	43.2
Other Assets Less Liabilities	4.2

S&P 500 Index Master Portfolio
Shareholder Report [Line Items]
Fund Name	S&P 500 Index Master Portfolio
Class Name	S&P 500 Index Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about S&P 500 Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio included within the iShares S&P 500 Index Fund’s additional information at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Master Portfolio costs for the last six months?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Master Portfolio	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 42,412,693,020
Holdings Count | Holdings	507
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$ 42,412,693,020
Number of Portfolio Holdings	507
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Master Portfolio invest in?
(as of June 30, 2024)
Sector allocation
Sector (a)	Percent of Net Assets
Information Technology	32.0%
Financials	12.3
Health Care	11.6
Consumer Discretionary	9.9
Communication Services	9.2
Industrials	8.0
Consumer Staples	5.7
Energy	3.6
Utilities	2.2
Materials	2.1
Other*	2.8
Short-Term Securities	0.8
Liabilities in Excess of Other Assets	(0.2)
Ten largest holdings
Security	Percent of Net Assets (b)
Microsoft Corp.	7.2%
NVIDIA Corp.	6.5
Apple, Inc.	6.5
Amazon.com, Inc.	3.8
Meta Platforms, Inc., Class A	2.4
Alphabet, Inc., Class A	2.3
Alphabet, Inc., Class C	1.9
Berkshire Hathaway, Inc., Class B	1.6
Eli Lilly & Co.	1.6
Broadcom, Inc.	1.5
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets (b)
Microsoft Corp.	7.2%
NVIDIA Corp.	6.5
Apple, Inc.	6.5
Amazon.com, Inc.	3.8
Meta Platforms, Inc., Class A	2.4
Alphabet, Inc., Class A	2.3
Alphabet, Inc., Class C	1.9
Berkshire Hathaway, Inc., Class B	1.6
Eli Lilly & Co.	1.6
Broadcom, Inc.	1.5
(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.